Investments - Unrealized Loss Position Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 38.4	[1]	$ 101.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,565.8	[1]	1,623.6	[1]
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	35.3	[1]	94.0	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,536.4	[1]	1,596.6	[1]
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	18.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,340.3
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	19.4		48.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	225.2		446.1
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	16.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	196.1
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0.6
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0.6
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	261.2
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	254.2
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	7.0
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	575.1
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	535.7
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	39.4
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	22.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	547.0
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	6.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	405.8
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	15.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	141.2
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	53.8
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	53.8
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	52.4
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	49.6
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2.8
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	46.3
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	40.6
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 5.7

[1]	At December 31, 2012 and 2011, debt and equity securities in an unrealized capital loss position of $19.4 million and $48.2 million, respectively, and with related fair value of $225.2 million and $446.1 million, respectively, related to experience-rated and discontinued products.